Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Valuation allowance increased	$ 4,400,000	$ 3,400,000
Valuation allowance	11,136,041	6,729,381
Federal net operating loss carryforwards	13,800,000
State net operating loss carryforwards	6,800,000
Research and development tax credits	$ 1,254,707	$ 1,253,836
Ownership interest	50.00%
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
R&D activities amortized	5 years
Foreign Tax Jurisdiction [Member]
Income Taxes [Line Items]
R&D activities amortized	15 years
Tax Cuts and Jobs Act [Member]
Income Taxes [Line Items]
Capitalized research and development expenses	$ 11,400,000